Employee Benefit Plans (Summary of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock options, outstanding:
Beginning balance	182,682	186,132
Granted
Exercised
Forfeited or expired	(15,062)	(3,450)
Ending balance	167,620	182,682	186,132
Options Exercisable, Ending balance	167,620
Weighted average exercise price:
Beginning Balance	$ 9.47	$ 9.47
Forfeited or expired	$ 8.81	$ 9.54
Ending Balance	$ 9.53	$ 9.47	$ 9.47
Weighted average exercise price, exercisable	$ 9.53
Weighted average remaining contractual term (years)
Weighted average remaining contractual term, outstanding	3 years 4 months 17 days	4 years 3 months 18 days	5 years 3 months 18 days
Weighted average remaining contractual term, options exercisable	3 years 4 months 17 days
Aggregate intrinsic value
Aggregate intrinsic value outstanding, beginning balance
Aggregate intrinsic value outstanding, ending balance
Aggregate intrinsic value, exercisable